     As filed with the Securities and Exchange Commission on June 6, 2005.

                                                              File No.  33-37577
                                                                       811-05439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     ------
         Post-Effective Amendment No.   24                                   [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.    141                                       [X]
                                --------

                        FORTIS BENEFITS INSURANCE COMPANY
                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)
                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                            Christopher M. Grinnell
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on July 5, 2005 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on __________, pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus and Statement of Additional Information (including all financial statements) for the Fortis Masters variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 24, by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-37577), as filed on April 15, 2005, and declared effective on May 2, 2005.

Supplements to the Prospectus and Statement of Additional Information for Fortis Masters variable annuity, dated July 5, 2005, are included in Part A and Part B of this Post-Effective Amendment No. 24.

The Prospectus and Statement of Additional Information (including all financial statements) for the Fortis Masters + variable annuity is incorporated in Part A and Part B of this Post-Effective Amendment No. 24, by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-37577), as filed on April 15, 2005, and declared effective on May 2, 2005.

Supplements to the Prospectus and Statement of Additional Information for Fortis Masters + variable annuity, dated July 5, 2005, are included in Part A and Part B of this Post-Effective Amendment No. 24.

                                    PART A

                                 FORTIS MASTERS
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

                                FILE NO. 33-37577

        SUPPLEMENT DATED JULY 5, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:


     - HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

           ----------------------------------------------------------------  ------------ -----------
                                                                               MINIMUM      MAXIMUM
           ----------------------------------------------------------------  ------------ -----------
           Total Annual Fund Operating Expenses (these are expenses that are deducted from Fund assets, including management fees,
           Rule 12b-1 distribution and/or service fees, and other expenses)       0.43%        1.08%
           ----------------------------------------------------------------  ------------ -----------

Under the "Fee Tables" section, the example following the Fee Table is deleted and replaced with the following:

                      (1) If you Surrender your Contract at the end of the
                      applicable time period:
                           1 year                              $  914
                           3 years                             $1,266
                           5 years                             $1,609
                           10 years                            $2,792
                      (2) If you annuitize at the end of the applicable time
                      period:
                           1 year                              $  249
                           3 years                             $  766
                           5 years                             $1,309
                           10 years                            $2,792
                      (3) If you do not Surrender your Contract:
                           1 year                              $  249
                           3 years                             $  766
                           5 years                             $1,309
                           10 years                            $2,792
                      -----------------------------------------------------

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:

         Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value HLS Fund are series of Hartford Series Fund, Inc.

The fourth and fifth paragraphs under "The Funds" in the "General Contract Information" section are deleted and replaced with the following:

         Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund and Hartford Value Opportunities HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

         Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Total Return Bond HLS Fund and Hartford U.S. Government Securities HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management")

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:


         HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

         HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

         HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

         HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

         HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management Company, LLP.

The following is added as the third paragraph to the Accumulation Unit Values tables in the Prospectus:

         There is no information for Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Growth Fund, Hartford International Capital Appreciation Fund, Hartford International Small Company HLS Fund, Hartford Mortgage Securities HLS Fund or Hartford Value HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5170

                                FORTIS MASTERS +
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

                                FILE NO. 33-37577

        SUPPLEMENT DATED JULY 5, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

The following Sub-Accounts and underlying Funds are added in alphabetical order to the cover page of the prospectus:


     - HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

     - HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

Under the "Fee Tables" section, the table showing the minimum and maximum fund operating expenses is deleted and replaced with the following:

           ------------------------------------------------------------------------ ------------- --------------
                                                                                       MINIMUM       MAXIMUM
           ------------------------------------------------------------------------ ------------- --------------
           Total Annual Fund Operating Expenses (these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1
           distribution and/or service fees, and other expenses)                          0.43%         1.08%
           ------------------------------------------------------------------------ ------------- --------------

Under the "Fee Tables" section, the example following the Fee Table is deleted and replaced with the following:

                      (1) If you Surrender your Contract at the end of the
                      applicable time period:
                           1 year                              $  914
                           3 years                             $1,266
                           5 years                             $1,609
                           10 years                            $2,792
                      (2) If you annuitize at the end of the applicable time
                      period:
                           1 year                              $  249
                           3 years                             $  766
                           5 years                             $1,309
                           10 years                            $2,792
                      (3) If you do not Surrender your Contract:
                           1 year                              $  249
                           3 years                             $  766
                           5 years                             $1,309
                           10 years                            $2,792
                      -----------------------------------------------------

The first paragraph under "The Funds" in the "General Contract Information"
section is deleted and replaced with the following:


         Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value HLS Fund are series of Hartford Series Fund, Inc.

The fourth and fifth paragraphs under "The Funds" in the "General Contract Information" section are deleted and replaced with the following:

         Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value HLS Fund and Hartford Value Opportunities HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").

         Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Total Return Bond HLS Fund and Hartford U.S. Government Securities HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management")

The following is added to the investment goals under the "The Funds" within the "General Contract Information" section in alphabetical order:


         HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

         HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

         HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

         HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

         HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

         HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management Company, LLP.

The following is added as the third paragraph to the Accumulation Unit Values tables in the Prospectus:

         There is no information for Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Growth Fund, Hartford International Capital Appreciation Fund, Hartford International Small Company HLS Fund, Hartford Mortgage Securities HLS Fund or Hartford Value HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5172

                                    PART B

                                 FORTIS MASTERS
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

                                FILE NO. 33-37577

                      SUPPLEMENT DATED JULY 5, 2005 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005

The following is added as the third paragraph to the Accumulation Unit Values tables in the Prospectus:

         There is no information for Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Growth Fund, Hartford International Capital Appreciation Fund, Hartford International Small Company HLS Fund, Hartford Mortgage Securities HLS Fund or Hartford Value HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5171

                                FORTIS MASTERS +
                               VARIABLE ACCOUNT D
                        FORTIS BENEFITS INSURANCE COMPANY

                                FILE NO. 33-37577

                      SUPPLEMENT DATED JULY 5, 2005 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2005

The following is added as the third paragraph to the Accumulation Unit Values tables in the Prospectus:

         There is no information for Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Growth Fund, Hartford International Capital Appreciation Fund, Hartford International Small Company HLS Fund, Hartford Mortgage Securities HLS Fund or Hartford Value HLS Fund Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not yet commenced operations.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-5173

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements And Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

          (2)  Not applicable.

          (3)  a) Form of Principal Underwriter and Servicing Agreement.(1)

               b)Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(3)

          (6) a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(4)

               b) Restated By-laws of Fortis Benefits Insurance Company.(4)

          (7)  Form of Reinsurance Contract.(1)

          (8)  Form of Participation Agreement.(1)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

          (10) a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

               b) Consent of Deloitte & Touche LLP, Independent
                  Registered Public Accounting Firm.

          (11) No Financial Statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

---------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement File No. 33-37577 filed with the Commission on April 28, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement, File No. 33-37577, dated April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333-79701, filed April 15, 2005.

Item 25.  Directors and Officers of Depositor

------------------------------- ------------------------------------------------
NAME AND ADDRESS                POSITION AND OFFICES WITH DEPOSITOR
------------------------------- ------------------------------------------------

Robert Brian Pollock (1)        President and Chief Executive Officer, Director
------------------------------- ------------------------------------------------
Michael John Peninger (2)       Executive Vice President (President - Group
                                Nonmedical), Director
------------------------------- ------------------------------------------------
J. Kerry Clayton (1)            Chairman of the Board, Director
------------------------------- ------------------------------------------------
Alan W. Feagin (3)              Executive Vice President and Director
------------------------------- ------------------------------------------------
Lesley G. Silvester (1)         Director
------------------------------- ------------------------------------------------
Ranell M. Jacobson (4)          Treasurer
------------------------------- ------------------------------------------------



(1)  Address:  Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

(4)  Address:  576 Bielenberg Drive, Woodbury, MN 55125

Item 26. Persons Controlled By Or Under Control With The Depositor Or Registrant. Incorporated by reference to Post-Effective Amendment No. 12 to the Redgistration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

Item 27.  Number Of Contract Owners

          As of April 30, 2005 there were 74,645 Contract Owners.

Item 28.  Indemnification

Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     First Fortis Life Insurance Company - Separate Account A
     Fortis Benefits Insurance Company - Variable Account C
     Fortis Benefits Insurance Company - Variable Account D

     (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL
         BUSINESS ADDRESS             TITLE
         -----------------------      -----
         Richard Fergesen*            Chief Financial Officer, Assistant
                                      Treasurer and
                                      Financial Principal
         Walter R. White*             Director and Chief Operating Officer
         Brian Murphy*                Director, President and Chief Executive Officer
         Mark Cadalbert*              Chief Compliance Officer
         Sarah J. Harding**           Assistant Secretary
         John C. Walters**            Director
         Richard G. Costello***       Assistant Secretary

     -----------------------
     *    Address: 500 Bielenberg Drive, Woodbury, MN 55125.
     **   200 Hopmeadow Street, Simsbury CT 06089
     ***  Hartford Plaza, Hartford, CT 06115

     (c) None.

Item 30.  Location Of Accounts And Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:          576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:          500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company    500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

Effective April 1, 2001, Fortis Benefits contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although First Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of First Fortis.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 6th day of June, 2005.

VARIABLE ACCOUNT D OF
FORTIS BENEFITS INSURANCE COMPANY
(Registrant)

By:    Robert B. Pollock
     -----------------------------------
       Robert B. Pollock, President*


FORTIS BENEFITS INSURANCE COMPANY           *By: /s/ Richard Wirth
        (Depositor)                              ----------------------
                                                    Richard Wirth
                                                    Attorney-in-Fact
By:    Robert B. Pollock
     -----------------------------------
       Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board,
    Director*
Alan W. Feagin
    Director*
Robert Brian Pollock                           *By: /s/ Richard Wirth
    President and Director                          ----------------------
    Chief Executive Officer*                           Richard Wirth
Michael John Peninger                                  Attorney-in-Fact
    Director*
Ranell M. Jacobson                              Date:  June 6, 2005
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*
Lesley G. Silvester
    Director*



    33-37577

                                  EXHIBIT INDEX


9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

10(a)  Consent of PricewaterhouseCoopers LLP, Independent
       Registered Public Accounting Firm.

10(b)  Consent of Deloitte & Touche LLP, Independent
       Registered Public Accounting Firm.

99     Copy of Power of Attorney.